UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.    Name and Address of issuer:

      AllianceBernstein Institutional Funds, Inc.
      1345 Avenue of the Americas
      New York, NY 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.    Investment Company Act File Number:    811-08403

      Securities Act File Number:            333-37177

4(a). Last day of fiscal year for which this Form is filed: October 31, 2008

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) |_|

4(c). Check box if this is the last time the issuer will be filing this Form.
      |_|

5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                          $622,760,549
                                                                    ------------

      (ii)  Aggregate price of
            securities redeemed or
            repurchased during the
            fiscal year:                                            $155,319,272
                                                                    ------------

      (iii) Aggregate price of
            securities redeemed or
            repurchased during any prior
            fiscal year ending no
            earlier than October 11,
            1995 that were not
            previously used to reduce
            registration fees payable to
            the Commission:                                         $          0
                                                                     -----------

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                                $155,319,272
                                                                    ------------

      (v)   Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from
            5(i)]:                                                  $467,441,277
                                                                    ------------

      (vi)  Redemption credits available
            for use in future years - if
            Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                        $          0
                                                                     -----------

      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9):                                        x0.00003930
                                                                     -----------

     (viii) Registration fee due
            [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee
            is due):                                                =$ 18,370.44
                                                                    ------------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units) deducted here:            N/A
                                                                             ---

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal years,
      then state that number here:                                           N/A
                                                                             ---

7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                                        $ 0
                                                                             ---

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]                         $18,370.44
                                                                      ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 15, 2009

      Method of Delivery:

            |X|   Wire Transfer
            |_|   Mail or other means

                                    Signature

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Stephen J. Laffey
                                        ---------------------
                                            Stephen J. Laffey
                                            Assistant Secretary

Date: January 16, 2009

*Please print the name and title of the signing officer below the signature.

SK 00250 0157 955068